UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period  pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period  pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001937466

Blue Stream Issuer, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001938425

Central Index Key Number of underwriter (if applicable):	[Not applicable]

John Jacobi 954-753-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

Exhibit Number	Description
99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 30, 2026, of Deloitte & Touche LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Blue Stream Communications LLC

Date:	October 30, 2026

By:	/s/ John Jacobi
Name: John Jacobi
Title: Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description
99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated October 30, 2026, of Deloitte & Touche LLP